Securities Act Registration No. 333-183155

Investment Company Act Registration No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 16 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 18 ☒

(Check appropriate box or boxes.)

RECON CAPITAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Recon Capital Advisors, LLC, 145 Mason Street, 2nd Floor,

Greenwich, Connecticut 06830
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 900-1400

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

With copy to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Orlando and State of Florida, on the 18th day of March, 2016.

Recon Capital Series Trust

By: /s/ Bibb L. Strench

Name: Bibb L. Strench, Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 18th day of March, 2016.

Signature	Title

/s/ Garrett K. Paolella*	Trustee, President, Chief Executive Officer, Chief Financial Officer and Secretary
Garrett K. Paolella

/s/ Richard M. Keary*	Trustee
Richard M. Keary

/s/ John L. Jacobs*	Trustee
John L. Jacobs

/s/ Robinson C. Jacobs*	Trustee
Robinson C. Jacobs

/s/ Mark W. Buckley-Jones*	Trustee
Mark W. Buckley-Jones

*By:	/s/ Bibb L. Strench
Bibb L. Strench

Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 and February 26, 2016 and incorporated by reference herein

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase